Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash and cash equivalents in NIS	$ 3,112	$ 13,233
Cash and cash equivalents in USD	765	442
Cash and cash equivalents in Euro	104	278
Cash and cash equivalents in other currency	13	21
Total Cash and Cash Equivalents	$ 3,994	$ 13,974